Pensions and other post-employment benefits - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net defined benefit
Total	€ (424)	€ 3,040	€ 624
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	(4,646)	853	2,476
Gain from change in demographic assumptions	(4)	(13)	288
(Loss)/gain from change in financial assumptions	4,534	989	(2,007)
Experience (loss)/gain	(320)	30	100
Change in asset ceiling, excluding amounts included in interest expense	12	1,181	(233)
Total	€ (424)	€ 3,040	€ 624